Pensions and other post-employment benefits - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) pensionScheme	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Number of UK pension plans, physical asset allocation strategy applied | pensionScheme	3
Number of UK pension plans | pensionScheme	4
Total value of the insurance contract	£ 345	£ 340
Augmentation costs included in past service costs	2	18	£ 3
Defined benefit schemes	170	218	227
UK defined benefit plans
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Deficit reduction contributions	0	30
US Cash Balance Plan
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Deficit reduction contributions	100	150
Pension benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Employer contributions	170
Post-retirement benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Employer contributions	£ 70
UK
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Percentage allocated to return seeking assets	31.00%
Percentage allocated to liability matching assets	69.00%
UK | Other assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Loans on structured debt amount contributed to fair value of plan assets	£ 1,857	£ 1,634	1,853
US
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Percentage allocated to return seeking assets	25.00%
Percentage allocated to liability matching assets	75.00%
Assumption for future medical inflation	7.00%	6.50%
US | 2034 and thereafter
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assumption for future medical inflation	5.00%
US | 2031 and thereafter
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Assumption for future medical inflation		5.00%
US | Unfunded
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Defined benefit schemes	£ 684	£ 748	£ 785